Stock based compensation (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				18,500,000.0
Number of shares available for grant	9,100,000
Stock based compensation expense	$ 21.7	$ 18.8	$ 19.0
Total compensation cost not yet recognized	$ 34.8
Total compensation cost not yet recognized, period for recognition	2 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	161,660
Performance Shares [Member] | Period 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee performance period	1 year
Performance Shares [Member] | Period 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee performance period	2 years
Performance Shares [Member] | Period 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee performance period	3 years
Minimum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for award settlement	0
Maximum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for award settlement	2